Operating Segment and Geographical Information	12 Months Ended
Dec. 31, 2019
Operating Segment and Geographical Information
Operating Segment and Geographical Information

12.        Operating Segment and Geographical Information

The Company uses the management approach model for segment reporting. The management approach model is based on the way a Company’s management organizes segments within the Group for making operating decisions and assessing performance. The Group does not allocate any assets and liabilities to the three geographic segments as management does not use the information to measure the performance of the reportable segments.

(i)   The location of the Group’s identifiable assets other than acquired intangible asset and liabilities by business operations from continuing operations are as follows:

	December 31,	December 31,
	2018	2019
	HK$	HK$
Identifiable assets
Hong Kong	437,081	184,061
United States	3,646	3,646

	440,727	187,707

Identifiable liabilities
Hong Kong	9,454	10,748

	9,454	10,748

(ii) Reconciliations of reportable segment assets and liabilities from continuing operations:

	Year ended	Year ended
	December 31,	December 31,
	2018	2019
	HK$	HK$

Assets
Current assets	439,941	187,284
Non-current financial assets	786	423
Consolidated total assets before intangible asset	440,727	187,707
Intangible asset	438	438

Consolidated total assets	441,165	188,145

Liabilities
Liabilities excluding tax liabilities	776	1,341
Tax liabilities	8,678	9,407

Consolidated total liabilities	9,454	10,748